BALANCE SHEETS - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash	$ 2,307,191	$ 4,787,759	$ 2,017,823
Restricted Cash	13,800,478	13,800,000
Accounts receivable, net	348,534	411,390	267,485
Inventory	1,156,012	1,133,142	457,094
Prepaid and other current assets	1,571,608	564,910	376,778
Total current assets	19,183,823	20,697,201	3,119,180
Intangible assets, net	93,465	119,171	216,580
Property and equipment, net	8,315,185	7,741,991	4,237,467
Total assets	27,592,473	28,558,363	7,573,227
Current liabilities:
Accounts payable	2,503,422	2,432,459	1,369,169
Accrued expenses	1,754,966	1,313,149	612,359
Current portion of notes payable		5,693	49,994
Current portion of convertible notes payable, net of discount	8,271,184	1,638,717
Notes payable-related party, net of discount	500,000	500,000	441,667
Current portion of capital lease obligations	1,376,049	1,305,426	947,422
Current portion of derivative liability	35,096,383
Total current liabilities	49,502,004	7,195,444	3,420,611
Notes payable, net of current portion			5,693
Convertible notes payable, net of current portion and debt discount		525,000
Capital lease obligations, net of current portion	483,681	851,410	2,156,837
Derivative liability	21,011,177	43,181,472	9,998,636
Total liabilities	$ 70,996,862	$ 51,753,326	$ 15,581,777
Commitments and contingencies
Stockholders' deficit:
Preferred stock	$ 74	$ 88
Common stock	329	30
Additional paid-in capital	112,151,579	98,708,784	$ 55,996,146
Accumulated deficit	(155,556,371)	(121,903,865)	(64,004,696)
Total stockholders' deficit	(43,404,389)	(23,194,963)	(8,008,550)
Total liabilities and stockholders' deficit	$ 27,592,473	$ 28,558,363	$ 7,573,227